Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES
Net income	$ 58,957	$ 82,165	$ 68,064
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	89,844	88,756	71,583
Amortization of contract intangibles / liabilities	(912)	(912)	(1,089)
Amortization of deferred revenue		(1,056)	(1,487)
Amortization of deferred debt issuance cost	2,617	3,188	1,737
Drydocking expenditure	(252)	(12,421)	(6,885)
Income tax expense	9	(2)	(16)
Income taxes paid	(132)	(190)	(219)
Unrealized (gain) loss on derivative instruments	18,676	(2,076)	(7,391)
Unrealized (gain) loss on foreign currency transactions	44	45	45
Changes in operating assets and liabilities
Decrease (increase) in amounts due from related parties	(1,547)	(49)	62,391
Decrease (increase) in inventories	152	55	(358)
Decrease (increase) in other current assets	(912)	3,256	(1,724)
Decrease (increase) in accrued revenue	(168)	(2,114)	(540)
Increase (decrease) in trade accounts payable	(2,100)	(1,297)	2,195
Increase (decrease) in accrued expenses	153	(1,052)	142
Increase (decrease) prepaid revenue charter	1,121	(3,154)	1,435
Increase (decrease) in amounts due to related parties	142	(4,496)	(33,298)
Net cash provided by operating activities	165,692	148,646	154,585
INVESTING ACTIVITIES
Net cash provided by (used in) investing activities		(15,493)	(94,857)
FINANCING ACTIVITIES
Proceeds from long-term debt (Note 16)		497,779	211,500
Repayment of long-term debt (Note 16)	(84,534)	(527,979)	(297,708)
Repayment of long-term debt from related parties		(22,535)	(93,369)
Payment of debt issuance cost	21	(5,301)	(1,241)
Cash distributions	(79,336)	(79,336)	(68,970)
Net proceeds from issuance of common units (Note 22)		(4)	120,946
Net proceeds from sale of Convertible Preferred Units (Note 22)			87,464
Net cash used in financing activities	(163,849)	(137,376)	(41,378)
Effect of exchange rate changes on cash	(30)	(169)	90
Net increase (decrease) in cash and cash equivalents	1,813	(4,392)	18,440
Cash and cash equivalents at the beginning of the period	41,712	46,104	27,664
Cash and cash equivalents at the end of the period	$ 43,525	41,712	46,104
Property, Plant and Equipment, Excluding Acquired Vessels
INVESTING ACTIVITIES
Disposals (additions) to vessel and equipment		(117)	(849)
Anna Knutsen
INVESTING ACTIVITIES
Disposals (additions) to vessel and equipment		$ (15,376)
Brasil Knutsen
INVESTING ACTIVITIES
Payments for acquisition, net of cash acquired			(547)
Lena Knutsen
INVESTING ACTIVITIES
Payments for acquisition, net of cash acquired			(32,766)
Vigdis Knutsen
INVESTING ACTIVITIES
Payments for acquisition, net of cash acquired			(28,321)
Tordis Knutsen
INVESTING ACTIVITIES
Payments for acquisition, net of cash acquired			$ (32,374)